Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,581,514	$ 489,166	$ 1,604,587
Accounts receivable, net	117,388	184,718	154,481
Other receivables	0	29,257	269
Prepaid expenses and other current assets	137,460	95,808	88,705
Total Current Assets	1,836,362	798,949	1,848,042
Property and equipment, net	6,244	7,289	6,506
Other Assets:
Intangible assets, net	828,473	806,964	624,153
Other assets	25,875	34,520	34,875
Total Other Assets		841,484	659,028
Total Assets	2,696,954	1,647,722	2,513,576
Current Liabilities:
Accounts payable	637,069	651,296	634,083
Accrued expenses	337,437	327,913	553,749
Deferred revenue	92,354	87,313	2,309
Derivative liability	0	1,001,385	153,776
Total Current Liabilities	1,066,860	2,067,907	1,343,917
Convertible notes payable, net of discount	0	246,128	0
Total Liabilities	1,066,860	2,314,035	1,343,917
Stockholders' Equity (Deficit):
Common stock; $0.0001 par value; 650,000,000 shares authorized; 5,878,535 and 4,973,073 shares issued, respectively, and 5,822,983 and 4,907,462 shares outstanding, respectively	582	490	314
Additional paid in capital	49,229,887	44,087,232	41,660,361
Accumulated deficit	(47,600,505)	(44,754,133)	(40,491,277)
Total Stockholders' Equity (Deficit)	1,630,094	(666,313)	1,169,659
Total Liabilities and Stockholders' Equity (Deficit)	2,696,954	1,647,722	2,513,576
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible Preferred Stock, Value	10	0	18
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible Preferred Stock, Value	95	98	208
Series C Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible Preferred Stock, Value	15	0
Series D Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible Preferred Stock, Value	0	0	35
Series E Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible Preferred Stock, Value	$ 10	$ 0